Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Apr. 23, 2024
Related Parties Transaction [Line Items]
General and administrative expense	$ 1,000
Mr. Libanori [Member]
Related Parties Transaction [Line Items]
Compensate amount			$ 1,000
General and administrative expense		$ 186